Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2014
Other Long-Term Liabilities [Text Block]
”OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2014	2013
Provision for retirement indemnities (Japan & France)	1,404	1,128
Provision for employee termination indemnities (Italy)	285	273
Provision for warranty costs, less current portion	162	200
Conditional government subsidies, less current portion	140	296
Total	1,991	1,897

F- 27

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Pension, post-retirement, and post-employement for most of the Company's employees are sponsored by European governments. The Company’s liability with respect to these plans is mostly limited to specific payroll deductions.

In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at December 31, 2014 represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management best estimate based on the following assumptions as of year-end:

	Pension Benefits – France
	2014	2013	2012

Discount rate	1.90%	3.30%	3.20%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24

	Pension Benefits – Japan
	2014	2013	2012

Discount rate	1.00%	1.40%	1.60%
Salary increase	2.00%	2.00%	1.50%
Retirement age	60	60	60
Average retirement remaining service period	16	16	15

F- 28

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

In 2014, provision presentation according to ASC 715 in thousands of euros:

	France	Japan

Non current liabilities	665	739
Current liabilities	-	3
Accumulated other comprehensive income	(115)	(299)
Total	550	443

In 2013, provision presentation according to ASC 715 in thousands of euros:

	France	Japan

Non current liabilities	491	637
Current liabilities	-	3
Accumulated other comprehensive income	7	(280)
Total	498	360

The Company does not have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year ending December 31, 2014:

France	2014	2013	2012
Change in benefit obligations
Benefit obligations at beginning of year	491	517	386
Service cost	35	39	29
Interest cost	16	17	18
Actuarial (gain) / loss	123	(75)	93
Amortization of net prior service cost	-	4	-
Benefits paid	-	(11)	(8)
Benefit obligations at end of year (1)	665	491	517
Unrecognized actuarial (gain) loss	89	27	38
Unrecognized prior service cost	25	(33)	30
Accrued pension cost	550	498	449

(1) The accumulated benefit obligation was Euros 460 and Euros 340 thousand at December 31, 2014 and 2013 respectively.

F- 29

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
Japan	2014	2013	2012
Change in benefit obligations
Benefit obligations at beginning of year	640	538	646
Service cost	64	46	61
Interest cost	9	7	6
Amortization of net loss	-	9	-
Actuarial (gain) / loss	35	156	(6)
Benefits paid	(4)	-	(93)
Exchange rate impact	(2)	(116)	(76)
Benefit obligations at end of year (1)	742	640	538

Unrecognized actuarial (gain) loss	299	280	157
Unrecognized prior service cost	-	-	-
Accrued pension cost	443	360	380

(1) The accumulated benefit obligation was Euros 614 thousand and Euros 529 thousand at December 31, 2014 and 2013, respectively.
(2)     The amount in accumulated other comprehensive income to be recognised as components of net periodic benefit costs in 2015 is €16 thousand.

The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter, are detailed in the table below:

	France	Japan

2015.............................................................................................................................	-	3
2016.............................................................................................................................	-	4
2017.............................................................................................................................	26	5
2018.............................................................................................................................	9	6
2019.............................................................................................................................	-	48
2020-2024...................................................................................................................	153	396